Restatement of Previously Issued Financial Statements - Additional Information (Detail) - BOWX ACQUISITION CORP [Member] - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
	Aug. 07, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Change in fair value of warrant liabilities		$ 0	$ 9,327,999	$ 12,670,532	$ 4,664,000
Private Placement Warrants [Member]
Change in fair value of warrant liabilities	$ 7,700,000